Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

As at December 31, 2016, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Corporate bonds	9,994	—	9,994	—
Marketable securities:
U.S. term deposits	46,385	46,385	—	—
U.S. federal bonds	70,667	70,667	—	—
Corporate bonds	191,345	—	191,345	—
Derivatives:
Foreign exchange forward contracts	(1,818)	—	(1,818)	—

All cash equivalents and marketable securities mature within one year of the consolidated balance sheet date.

As at December 31, 2015, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
U.S. term deposits	21,259	21,259	—	—
Marketable securities
U.S. federal bonds	35,970	35,970	—	—
Corporate bonds	44,028	—	44,028	—

As at December 31, 2016 the Company held foreign exchange forward contracts to convert USD into CAD, with a total notional value of $104,344 (December 31, 2015 - nil), to fund a portion of its operations. The foreign exchange forward contracts have maturities of twelve months or less. The fair value of foreign exchange forward contracts and corporate bonds was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates. There were no transfers between Levels 1, 2 and 3 during the years ended December 31, 2016 and 2015.

Derivative Instruments and Hedging

In March 2016, the Company implemented a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. The Company entered into foreign exchange forward contracts with certain financial institutions and designated those hedges as cash flow hedges. As of December 31, 2016, $1,818 of unrealized losses related to the effective portion of changes in the fair value of foreign exchange forward contracts designated as cash flow hedges were included in accumulated other comprehensive loss and other current assets. This amount is expected to be reclassified into earning over the next twelve months. In the year ended December 31, 2016, $475 of realized losses related to the maturity of foreign exchange forward contracts designated as cash flow hedges were included in operating expenses. Under the current hedging program, the Company is hedging cash flows associated with payroll and facility costs.